Revenue from contracts with customers - Schedule Of Revenue Recognized (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Disclosure of performance obligations [abstract]
Amounts include in contract liabilities	¥ 874,391	$ 138,305	¥ 363,464